UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04375

Name of Fund:	BlackRock Multi-State Municipal Series Trust
BlackRock New Jersey Municipal Bond Fund
BlackRock Pennsylvania Municipal Bond Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Multi-State Municipal Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2012

Date of reporting period: 08/31/2011

Item 1 – Schedule of Investments

Schedule of Investments August 31, 2011 (Unaudited)	BlackRock New Jersey Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey — 89.1%
Corporate — 4.1%
New Jersey EDA, RB, AMT:
American Airlines, Inc., Project 7.10%, 11/01/31	$1,075	$883,758
Continental Airlines, Inc., Project 6.25%, 9/15/19	3,000	2,911,590
Continental Airlines, Inc., Project 6.40%, 9/15/23	500	481,340
Disposal, Waste Management of New Jersey, Series A, Mandatory Put Bonds, 5.30%, 6/01/15 (a)	2,000	2,183,560
New Jersey EDA, Refunding RB:
New Jersey American Water Co., Inc., Project, Series A, AMT, 5.70%, 10/01/39	1,445	1,483,683
Newark Airport Marriott Hotel, 7.00%, 10/01/14	1,250	1,255,112
		9,199,043
County/City/Special District/School District — 5.1%
City of Perth Amboy New Jersey, GO, CAB (AGM) (b):
5.25%, 7/01/35	1,250	1,227,350
5.33%, 7/01/36	300	294,411
County of Middlesex New Jersey, COP Refunding (NPFGC), 5.00%, 8/01/22	200	200,526
Essex County Improvement Authority, RB, Newark Project, Series A (AGM):
5.00%, 11/01/20	735	783,811
6.00%, 11/01/30	1,090	1,176,764
Essex County Improvement Authority, Refunding RB, Project Consolidation (NPFGC), 5.50%, 10/01/29	1,500	1,736,970
Middlesex County Improvement Authority, RB:
Golf Course Projects, 5.25%, 6/01/26	1,705	1,791,631
Senior, Heldrich Center Hotel, Series A, 5.00%, 1/01/15	730	422,677
Newark Housing Authority, Refunding RB, Newark Redevelopment Project (NPFGC), 4.38%, 1/01/37	1,775	1,701,675
Salem County Improvement Authority, RB, Finlaw Street Office Building (AGM), 5.38%, 8/15/28	530	551,174
South Jersey Port Corp., Refunding RB, AMT, 5.20%, 1/01/23	1,500	1,512,570
		11,399,559

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Education — 15.2%
New Jersey EDA, RB, Duke Farms Foundation Project, Series B, 5.00%, 7/01/48	$1,500	$1,573,080
New Jersey EDA, Refunding RB, Seeing Eye, Inc., Project (AMBAC), 5.00%, 12/01/24	5,500	5,577,990
New Jersey Educational Facilities Authority, RB:
Fairleigh Dickinson University, Series D (ACA), 5.25%, 7/01/32	1,500	1,426,950
Georgian Court College Project, Series C, 6.50%, 7/01/33 (c)	750	834,803
Kean University, Series A (AGC), 5.50%, 9/01/36	1,000	1,067,260
Rider University, Series C (Radian), 5.00%, 7/01/37	2,400	2,247,912
Rowan University, Series C (NPFGC), 5.13%, 7/01/28 (c)	715	807,049
New Jersey Educational Facilities Authority, Refunding RB:
College of New Jersey, Series D (AGM), 5.00%, 7/01/35	3,750	3,845,700
Georgian Court University, Series D, 5.00%, 7/01/33	500	478,200
Ramapo College, Series I (AMBAC), 4.25%, 7/01/36	295	270,828
Rowan University, Series B (AGC), 5.00%, 7/01/27	1,250	1,332,487
Rowan University, Series B (AGM), 3.00%, 7/01/27	220	191,776
Rowan University, Series B (AGM), 3.00%, 7/01/28	285	243,701
Stevens Institute of Technology, Series A, 5.00%, 7/01/34	1,400	1,335,740
University of Medicine & Dentistry, Series B, 7.50%, 12/01/32	2,500	2,895,475
William Paterson University, Series C, (AGC), 5.00%, 7/01/38	3,200	3,308,256
New Jersey Higher Education Assistance Authority, Refunding RB, Series 1A:
5.00%, 12/01/25	100	103,129
5.00%, 12/01/26	650	668,083
New Jersey Higher Education Student Assistance Authority, RB, Series 1, AMT, 5.75%, 12/01/28	1,000	1,029,560

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	American Capital Access Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	AUGUST 31, 2011	1

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Education (concluded)
University of Medicine & Dentistry of New Jersey, COP:
(AMBAC), 5.00%, 4/15/22	$250	$254,130
(NPFGC), 5.00%, 6/15/29	1,000	1,006,130
University of Medicine & Dentistry of New Jersey, RB, Series A (AMBAC):
5.13%, 12/01/22	250	253,395
5.50%, 12/01/27	2,030	2,048,290
5.00%, 12/01/31	1,000	987,390
		33,787,314
Health — 19.4%
Burlington County Bridge Commission, Refunding RB, The Evergreens Project, 5.63%, 1/01/38	1,850	1,555,461
New Jersey EDA, RB:
CAB, St. Barnabas Health, Series A (NPFGC), 5.62%, 7/01/23 (d)	4,000	1,850,800
First Mortgage, Lions Gate Project, Series A, 5.88%, 1/01/37	1,000	857,850
First Mortgage, Presbyterian Homes, Series A, 6.38%, 11/01/31	1,330	1,162,713
Masonic Charity Foundation of New Jersey, 5.25%, 6/01/24	875	893,716
Masonic Charity Foundation of New Jersey, 5.25%, 6/01/32	500	500,465
New Jersey EDA, Refunding RB:
First Mortgage, Winchester, Series A, 5.80%, 11/01/31	1,500	1,480,560
Seabrook Village, Inc. Facility, 5.25%, 11/15/26	2,000	1,748,340
Seabrook Village, Inc. Facility, 5.25%, 11/15/36	600	483,018
New Jersey Health Care Facilities Financing Authority, RB:
6.00%, 7/01/37	2,985	3,185,711
Children’s Specialized Hospital, Series A, 5.50%, 7/01/36	460	434,990
Hunterdon Medical Center, Series A, 5.25%, 7/01/25	750	763,222
Hunterdon Medical Center, Series A, 5.13%, 7/01/35	1,100	1,059,630
Kennedy Health System, 5.50%, 7/01/21	1,995	1,996,476
Meridian Health, Series I (AGC), 5.00%, 7/01/38	1,915	1,933,633
Pascack Valley Hospital Association 6.00%, 7/01/13 (e)(f)	830	8
RWJ Health Care Corp., Series B (Radian), 5.00%, 7/01/25	250	241,625
Virtua Health (AGC), 5.50%, 7/01/38	3,620	3,776,384

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Health (concluded)
New Jersey Health Care Facilities Financing Authority, Refunding RB:
Atlantic City Medical System, 6.25%, 7/01/17	$505	$520,332
Bayshore Community Hospital (Radian), 5.13%, 7/01/32	1,500	1,249,815
CAB, St. Barnabas Health, Series B, 5.89%, 7/01/30 (d)	4,500	1,238,310
CAB, St. Barnabas Health, Series B, 5.68%, 7/01/36 (d)	7,360	1,179,661
CAB, St. Barnabas Health, Series B, 5.74%, 7/01/37 (d)	7,000	1,037,050
Capital Health System Obligation Group, Series A 5.75%, 7/01/23 (c)	600	653,244
General Hospital Center at Passaic (AGM), 6.75%, 7/01/19 (g)	125	157,238
Hackensack University Medical Center (AGC), 5.25%, 1/01/36	3,600	3,689,316
Holy Name Medical Center, 5.00%, 7/01/25	500	462,040
Robert Wood Johnson, 5.00%, 7/01/31	1,500	1,534,800
South Jersey Hospital, 5.00%, 7/01/46	3,150	3,009,447
St. Barnabas Health Care System, Series A, 5.00%, 7/01/29	5,190	4,487,897
		43,143,752
Housing — 8.3%
Middlesex County Improvement Authority, RB, New Brunswick Apartments Rental Housing, AMT (Fannie Mae), 5.15%, 2/01/24	2,940	2,956,582
New Jersey State Housing & Mortgage Finance Agency, RB:
Capital Fund Program, Series A (AGM), 4.70%, 11/01/25	2,100	2,143,533
S/F Housing, Series U, AMT, 4.90%, 10/01/27	2,500	2,508,375
S/F Housing, Series U, AMT, 4.95%, 10/01/32	640	641,894
S/F Housing, Series X, AMT, 4.85%, 4/01/16	2,000	2,062,820
Series AA, 6.50%, 10/01/38	1,570	1,722,400
New Jersey State Housing & Mortgage Finance Agency, Refunding RB:
S/F Housing, Series T, AMT, 4.65%, 10/01/32	3,900	3,808,662
Series B (AGM), 6.15%, 11/01/20	195	195,351
Newark Housing Authority, RB, South Ward Police Facility (AGC):
5.75%, 12/01/30	625	677,850
6.75%, 12/01/38	1,425	1,642,854
		18,360,321

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	AUGUST 31, 2011	2

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
State — 16.8%
Garden State Preservation Trust, RB (AGM):
CAB, Series B, 5.17%, 11/01/24 (d)	$10,000	$5,578,100
CAB, Series B, 5.24%, 11/01/27 (d)	4,135	1,920,625
Election of 2005, Series A, 5.80%, 11/01/22	1,640	1,900,858
Election of 2005, Series A, 5.75%, 11/01/28	2,080	2,546,752
New Jersey EDA, RB:
CAB, Motor Vehicle Surcharge, Series R (NPFGC), 4.95%, 7/01/21 (d)	1,675	1,050,125
Cigarette Tax, 5.63%, 6/15/19	205	205,047
Cigarette Tax, 5.75%, 6/15/29	3,790	3,642,834
Cigarette Tax (Radian), 5.50%, 6/15/31	125	114,293
Motor Vehicle Surcharge, Series A (NPFGC), 5.00%, 7/01/27	2,000	2,064,880
Motor Vehicle Surcharge, Series A (NPFGC), 5.00%, 7/01/29	1,100	1,130,910
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	425	434,724
Newark Downtown District Management Corp., 5.13%, 6/15/37	350	311,717
School Facilities Construction, Series L (AGM), 5.00%, 3/01/30	1,700	1,732,759
School Facilities Construction, Series U (AMBAC), 5.00%, 9/01/37	500	508,285
School Facilities Construction, Series Z (AGC), 5.50%, 12/15/34	1,500	1,592,220
School Facilities Construction, Series Z (AGC), 6.00%, 12/15/34	1,000	1,093,560
New Jersey EDA, Refunding RB:
CAB, Economic Fund, Series A (NPFGC), 5.09%, 3/15/21 (d)	2,000	1,335,600
New Jersey American Water Co., Inc., Project, Series B AMT, 5.60%, 11/01/34	1,000	1,033,180
New Jersey EDA, Special Assessment Bonds, Refunding, Kapkowski Road Landfill Project, 6.50%, 4/01/28	2,500	2,575,800
New Jersey Sports & Exposition Authority, Refunding RB (NPFGC), 5.50%, 3/01/21	805	916,855
New Jersey Transportation Trust Fund Authority, RB, CAB, Transportation System, Series C (AMBAC), 5.05%, 12/15/35 (d)	1,380	302,882
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System, Series B (NPFGC), 5.50%, 12/15/21	1,800	2,101,068

Municipal Bonds	Par (000)	Value
New Jersey (continued)
State (concluded)
State of New Jersey, COP, Equipment Lease Purchase, Series A:
5.25%, 6/15/29	$1,000	$1,038,100
5.25%, 6/15/30	1,110	1,148,617
State of New Jersey, GO, Refunding, Series N (NPFGC), 5.50%, 7/15/17	1,000	1,220,310
		37,500,101
Transportation — 17.2%
Delaware River Joint Toll Bridge Commission, Refunding RB, 5.00%, 7/01/24	2,450	2,514,802
Delaware River Port Authority, RB, Series D, 5.00%, 1/01/40	1,875	1,922,400
Delaware River Port Authority, Refunding RB, Port District Project, Series A (AGM), 5.20%, 1/01/27	350	351,551
Hudson County Improvement Authority, RB, Harrison Parking Facility Project, Series C:
4.88%, 1/01/46	1,000	1,008,220
5.25%, 1/01/46	4,900	5,089,875
New Jersey State Turnpike Authority, RB:
Growth & Income Securities, Series B (AMBAC), 5.22%, 1/01/35 (b)	1,510	1,290,371
Series C (AGM), 5.00%, 1/01/30	2,500	2,570,875
Series I, 5.00%, 1/01/35	2,500	2,584,150
New Jersey State Turnpike Authority, Refunding RB, Series C (NPFGC), 6.50%, 1/01/16	545	653,068
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A (d):
6.23%, 12/15/32	10,000	2,725,700
CAB 6.63%, 12/15/38	10,000	1,792,200
New Jersey Transportation Trust Fund Authority, RB, Transportation Systems, 6.00%, 6/15/35	3,185	3,613,669
Port Authority of New York & New Jersey, RB:
Consolidated, 85th Series, 5.20%, 9/01/18	1,000	1,216,810
Consolidated, 93rd Series, 6.13%, 6/01/94	1,000	1,157,330
JFK International Air Terminal, 6.00%, 12/01/42	1,000	1,013,200
Special Project, JFK International Air Terminal, Series 6 (NPFGC), 5.75%, 12/01/22	2,000	1,977,640
Special Project, JFK International Air Terminal, Series 6, AMT (NPFGC), 6.25%, 12/01/11	1,750	1,764,437
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 155th Series, AMT, 4.75%, 4/15/37	5,000	5,007,100
		38,253,398

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	AUGUST 31, 2011	3

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
Utilities — 3.0%
New Jersey EDA, RB, New Jersey American Water Co., Inc. Project, Series A, AMT (AMBAC), 5.25%, 11/01/32	$1,250	$1,256,763
New Jersey EDA, Refunding RB, New Jersey American Water Co., Series D, AMT, 4.88%, 11/01/29	1,000	1,008,400
North Hudson Sewerage Authority, Refunding RB, Series A (NPFGC), 5.41%, 8/01/21 (d)	5,000	3,120,200
Passaic Valley Water Commission, RB, Series A, 6.00%, 12/15/24	1,195	1,365,072
		6,750,435
Total Municipal Bonds in New Jersey		198,393,923
Guam — 0.9%
State — 0.5%
Territory of Guam, GO, Series A, 7.00%, 11/15/39	970	998,411
Utilities — 0.4%
Guam Government Waterworks Authority, Refunding RB, Water, 5.88%, 7/01/35	1,000	979,200
Total Municipal Bonds in Guam		1,977,611
Northern Mariana Islands — 0.1%
State — 0.1%
Commonwealth of the Northern Mariana Islands, GO, Series A, 6.75%, 10/01/33	150	138,498
Puerto Rico — 7.3%
Corporate — 0.5%
Puerto Rico Industrial Medical & Environmental Pollution Control Facilities Financing Authority, RB, Special Facilities, American Airlines, Series A, 6.45%, 12/01/25	1,345	1,173,849
County/City/Special District/School District — 1.9%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 5.75%, 8/01/37	3,000	3,103,860
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series A (NPFGC), 5.75%, 8/01/41 (d)	7,750	1,187,377
		4,291,237
State — 1.0%
Commonwealth of Puerto Rico, GO, Public Improvement (AGM), 5.50%, 7/01/19	2,000	2,266,020

Municipal Bonds	Par (000)	Value
Puerto Rico (concluded)
Transportation — 0.8%
Puerto Rico Highway & Transportation Authority, Refunding RB:
Series CC (AGM), 5.50%, 7/01/30	$1,250	$1,322,450
Series M, 5.00%, 7/01/32	500	457,600
		1,780,050
Utilities — 3.1%
Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A, 6.00%, 7/01/38	1,000	1,002,400
Puerto Rico Electric Power Authority, RB:
Series TT, 5.00%, 7/01/37	1,250	1,172,425
Series XX, 5.25%, 7/01/40	3,520	3,412,992
Puerto Rico Electric Power Authority, Refunding RB, Series VV (NPFGC), 5.25%, 7/01/29	1,220	1,238,312
		6,826,129
Total Municipal Bonds in Puerto Rico		16,337,285
U.S. Virgin Islands — 0.9%
Corporate — 0.9%
United States Virgin Islands, Refunding RB, Senior Secured, Hovensa Coker Project, AMT, 6.50%, 7/01/21	1,400	1,388,730
Virgin Islands Public Finance Authority, RB, Senior Secured, Hovensa Refinery, AMT, 5.88%, 7/01/22	750	703,065
Total Municipal Bonds in the U.S. Virgin Islands		2,091,795
Total Long-Term Investments (Cost – $215,435,639) – 98.3%		218,939,112

Short-Term Securities	Shares
BIF New Jersey Municipal Money Fund, 0.01% (h)(i)	1,860,226	1,860,226
Total Short-Term Securities (Cost – $1,860,226) – 0.8%		1,860,226
Total Investments (Cost - $217,295,865*) – 99.1%		220,799,338
Other Assets Less Liabilities – 0.9%		2,004,549
Net Assets – 100.0%		$222,803,887

*	The cost and unrealized appreciation (depreciation) of investments as of August 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$216,516,487
Gross unrealized appreciation	$9,031,156
Gross unrealized depreciation	(4,748,305)
Net unrealized appreciation	$4,282,851

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	AUGUST 31, 2011	4

Schedule of Investments (concluded)	BlackRock New Jersey Municipal Bond Fund

(b)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(c)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(e)	Issuer filed for bankruptcy and/or is in default of interest payments.

(f)	Non-income producing security.

(g)	Security is collateralized by Municipal or US Treasury obligations.

(h)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at May 31, 2011	Net Activity	Shares Held at August 31, 2011	Income
BIF New Jersey Municipal Money Fund	1,968,476	(108,250)	1,860,226	$57

(i)	Represents the current yield as of report date.

•	Fair Value Measurements—Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of August 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$218,939,112	—	$218,939,112
Short-Term Securities	$1,860,226	—	—	1,860,226
Total	$1,860,226	$218,939,112	—	$220,799,338

     1          See above Schedule of Investments for values in each sector.

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	AUGUST 31, 2011	5

Schedule of Investments August 31, 2011 (Unaudited)	BlackRock Pennsylvania Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania — 71.0%
Corporate — 5.0%
Bradford County IDA, Refunding RB, International Paper Co. Project, Series B, AMT, 5.20%, 12/01/19	$1,000	$1,011,920
Delaware County IDA Pennsylvania, RB, Water Facilities, Aqua Pennsylvania Inc. Project, Series C, AMT (NPFGC), 5.00%, 2/01/35	5,670	5,615,681
Montgomery County IDA Pennsylvania, RB, Philadelphia Presbytery Homes, 6.63%, 12/01/30	650	673,140
Pennsylvania Economic Development Financing Authority, RB, Series A:
Aqua Pennsylvania Inc. Project 5.00%, 10/01/39	3,000	3,104,700
Aqua Pennsylvania Inc. Project, AMT, 6.75%, 10/01/18	9,400	11,536,432
Waste Management Inc. Project, AMT, 5.10%, 10/01/27	300	298,683
Pennsylvania Economic Development Financing Authority, Refunding RB, Aqua Pennsylvania Inc. Project, Series A, AMT, 5.00%, 12/01/34	1,540	1,563,824
		23,804,380
County/City/Special District/School District — 10.4%
Coatesville School District, GO (AGM), 5.00%, 8/01/25	6,585	7,033,438
County of Allegheny Pennsylvania, GO, Refunding, Series C-57 (NPFGC), 5.00%, 11/01/21	5,775	6,225,681
County of York Pennsylvania, GO, 5.00%, 3/01/36	2,500	2,618,050
Delaware Valley Regional Financial Authority, RB, Series A (AMBAC), 5.50%, 8/01/28	7,500	7,759,350
Delaware Valley Regional Financial Authority, Refunding RB, Series A, 5.50%, 6/01/37	7,500	7,740,900
Falls Township Pennsylvania, RB, Water & Sewer Authority, 5.00%, 12/01/37 (a)	2,115	2,114,831
Philadelphia Redevelopment Authority, RB, Quality Redevelopment Neighborhood, Series B, AMT (NPFGC), 5.00%, 4/15/27	415	415,930

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
County/City/Special District/School District (concluded)
Philadelphia School District, GO, Series E, 6.00%, 9/01/38	$8,600	$9,219,630
Philipsburg Osceola Area School District Pennsylvania, GO (AGM), 5.00%, 4/01/41	1,235	1,248,190
Souderton Area School District Pennsylvania, GO (NPFGC), 5.00%, 11/15/22	4,290	4,721,016
		49,097,016
Education — 12.3%
Adams County IDA, Refunding RB, Gettysburg College:
5.00%, 8/15/24	580	629,787
5.00%, 8/15/25	765	823,882
5.00%, 8/15/26	810	865,420
Cumberland County Municipal Authority, RB, AICUP Financing Program, Dickinson College Project, 5.00%, 11/01/39	1,000	1,028,290
Delaware County Authority, RB:
Haverford College 5.00%, 11/15/35	6,070	6,388,979
Villanova University 5.25%, 12/01/31	600	646,104
Pennsylvania Higher Educational Facilities Authority, RB:
Drexel University, Series A, (NPFGC), 5.00%, 5/01/37	2,650	2,699,052
State System of Higher Education, Series A, (NPFGC), 5.00%, 6/15/26	3,300	3,550,008
Thomas Jefferson University, 5.00%, 3/01/40	11,000	11,283,360
Pennsylvania Higher Educational Facilities Authority, Refunding RB:
Drexel University, Series A, 5.25%, 5/01/41	7,140	7,374,549
State System of Higher Education, Series AL, 5.00%, 6/15/35	9,500	9,960,560
University of the Sciences Philadelphia, (AGC), 5.00%, 11/01/32	5,000	5,238,750
Pennsylvania State University, Refunding RB, Series A:
5.00%, 8/15/28	5,045	5,472,715

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
HUD	Department of Housing and Urban Development
IDA	Industrial Development Authority
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	AUGUST 31, 2011	1

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Education (concluded)
Pennsylvania State University, Refunding RB, Series A:
5.00%, 8/15/29	$2,000	$2,156,400
		58,117,856
Health — 17.9%
Allegheny County Hospital Development Authority, RB, Health Center, UPMC Health, Series B (NPFGC), 6.00%, 7/01/25	6,750	7,987,207
Allegheny County Hospital Development Authority, Refunding RB, Health System, West Penn, Series A:
5.00%, 11/15/28	4,750	3,987,672
5.38%, 11/15/40	5,870	4,897,400
Allegheny County IDA Pennsylvania, Refunding RB:
Commercial Development, MPB Associate Project (AGM), 7.70%, 12/01/13	1,805	1,934,671
Residential Resource Inc. Project 5.13%, 9/01/31	865	761,953
Bucks County IDA, RB, Ann’s Choice Inc. Facility, Series A, 5.90%, 1/01/27	770	701,147
Centre County Hospital Authority, RB, Mount Nittany Medical Center Project, 7.00%, 11/15/46	4,110	4,464,940
Cumberland County Municipal Authority, RB, Diakon Lutheran, 6.38%, 1/01/39	3,000	3,074,580
Dauphin County General Authority, Refunding RB, Pinnacle Health System Project, Series A, 6.00%, 6/01/29	5,000	5,146,000
Franklin County IDA Pennsylvania, RB, Chambersburg Hospital Project, 5.38%, 7/01/42	6,370	6,298,529
Fulton County IDA, RB, Fulton County Medical Center Project, 5.90%, 7/01/40	500	419,095
Lancaster County Hospital Authority, RB, Brethren Village Project, Series A, 6.50%, 7/01/40	1,750	1,720,705
Lebanon County Good Samaritan Hospital Authority, Refunding RB, Pleasant View Retirement, Series A, 5.30%, 12/15/26	1,000	894,340
Lycoming County Authority, Refunding RB, Susquehanna Health System Project, Series A, 5.75%, 7/01/39	3,080	2,952,057
Monroe County Hospital Authority Pennsylvania, Refunding RB, Hospital, Pocono Medical Center, 5.13%, 1/01/37	2,600	2,430,350

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Health (concluded)
Montgomery County Higher Education & Health Authority, Refunding RB, Series A:
Abington Memorial Hospital 5.13%, 6/01/33	$4,860	$4,843,816
Health Care, Holy Redeemer Health (AMBAC), 5.25%, 10/01/27	8,900	8,131,129
Montgomery County IDA Pennsylvania, RB:
Acts Retirement Life Community, Series A, 4.50%, 11/15/36	4,870	3,857,332
Acts Retirement Life Community, Series A-1, 6.25%, 11/15/29	480	497,698
Montgomery County IDA Pennsylvania, Refunding RB, Foulkeways at Gwynedd Project, Series A,, 5.00%, 12/01/24	1,000	1,002,440
Pennsylvania Higher Educational Facilities Authority, RB, University of Pittsburgh Medical Center, Series E, 5.00%, 5/15/31	4,800	4,887,840
Philadelphia Hospitals & Higher Education Facilities Authority, Refunding RB, Presbyterian Medical Center, 6.65%, 12/01/19 (b)	3,000	3,718,080
Sayre Health Care Facilities Authority, Refunding RB, Guthrie Health, Series A, 5.88%, 12/01/31	320	323,440
South Fork Municipal Authority, Refunding RB:
Conemaugh Valley Memorial, Series B (AGC), 5.38%, 7/01/35	3,900	3,991,923
Good Samaritan Medical Center Project (NPFGC), 5.38%, 7/01/16	1,605	1,609,205
Southcentral General Authority, Refunding RB, Wellspan Health Obligor Group, Series A, 6.00%, 6/01/29	3,750	4,116,262
		84,649,811
Housing — 2.8%
Pennsylvania HFA, RB, Series 94-A, AMT, 5.10%, 10/01/31	3,000	3,014,130
Pennsylvania HFA, Refunding RB, AMT:
S/F Mortgage, Series 92-A, 4.75%, 4/01/31	2,200	2,166,824
Series 99A, 5.25%, 10/01/32	4,800	4,853,088
Series 99A, 5.15%, 4/01/38	2,200	2,238,368
Philadelphia Authority for Industrial Development, RB:
Rieder House Project, Series A, 6.10%, 7/01/33	500	480,730
Saligman House Project, Series C (HUD), 6.10%, 7/01/33	500	480,730
		13,233,870

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	AUGUST 31, 2011	2

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
State — 7.7%
Commonwealth Financing Authority, RB, Series B (AGC), 5.00%, 6/01/31	$3,420	$3,583,031
Commonwealth of Pennsylvania, GO:
First Series, 5.00%, 10/01/26	2,800	3,114,720
First Series, 5.00%, 3/15/29	3,900	4,257,630
Second Series A, 5.00%, 8/01/24	6,000	6,658,020
Pennsylvania IDA, Refunding RB, Economic Development (AMBAC), 5.50%, 7/01/16	6,000	6,286,800
State Public School Building Authority, Refunding RB:
Harrisburg School District Project, Series A (AGC), 5.00%, 11/15/33	3,050	3,189,202
School District of Philadelphia Project, Series B (AGM), 5.00%, 6/01/24	9,000	9,546,480
		36,635,883
Transportation — 12.0%
City of Philadelphia Pennsylvania, RB, Series A:
5.00%, 6/15/40	11,500	11,564,170
AMT (AGM), 5.00%, 6/15/32	9,500	9,449,460
Delaware River Port Authority, RB, Series D, 5.00%, 1/01/40	7,500	7,689,600
Pennsylvania Turnpike Commission, RB:
Series A (AMBAC), 5.50%, 12/01/31	1,600	1,709,472
Sub-Series A, 5.13%, 12/01/26	1,285	1,364,117
Sub-Series A, 6.00%, 12/01/41	1,200	1,266,024
Sub-Series B, 5.25%, 6/01/24	4,565	4,937,002
Sub-Series B, 5.25%, 6/01/39	4,900	4,968,061
Southeastern Pennsylvania Transportation Authority, RB, Capital Grant Receipts:
5.00%, 6/01/27	6,120	6,518,106
5.00%, 6/01/28	3,140	3,318,478
5.00%, 6/01/29	4,155	4,354,025
		57,138,515
Utilities — 2.9%
Allegheny County Sanitation Authority, Refunding RB (AGM), 5.00%, 6/01/40	1,000	1,032,840
City of Philadelphia Pennsylvania, RB:
12th Series B (NPFGC), 7.00%, 5/15/20 (b)	1,435	1,799,174
Ninth Series, 5.25%, 8/01/40	3,300	3,309,174
Series A, 5.25%, 1/01/36	1,450	1,496,168
Series C (AGM), 5.00%, 8/01/40	2,650	2,732,574
Lycoming County Water & Sewer Authority, RB (AGM), 5.00%, 11/15/41	825	836,022

Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
Utilities (concluded)
Pennsylvania Economic Development Financing Authority, RB, Philadelphia Biosolids Facility, 6.25%, 1/01/32	$2,500	$2,620,350
		13,826,302
Total Municipal Bonds in Pennsylvania		336,503,633
Guam — 0.9%
County/City/Special District/School District — 0.4%
Territory of Guam, RB, Section 30, Series A, 5.63%, 12/01/29	1,760	1,785,925
Tobacco — 0.3%
Guam Economic Development & Commerce Authority, Refunding RB, Tobacco Settlement Asset-Backed, 5.63%, 6/01/47	1,750	1,431,552
Utilities — 0.2%
Guam Government Waterworks Authority, Refunding RB, Water, 6.00%, 7/01/25	1,000	1,001,930
Total Municipal Bonds in Guam		4,219,407
Puerto Rico — 8.1%
Corporate — 0.1%
Puerto Rico Ports Authority, RB, Special Facilities, American Airlines, Series A, AMT, 6.25%, 6/01/26	750	615,225
County/City/Special District/School District — 0.3%
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series A (NPFGC), 5.69%, 8/01/41 (c)	10,000	1,532,100
State — 5.6%
Commonwealth of Puerto Rico, GO, Refunding, Sub-Series C-7 (NPFGC), 6.00%, 7/01/27	3,000	3,145,080
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities:
5.25%, 7/01/17	2,375	2,584,617
5.50%, 7/01/27	1,650	1,657,211
5.38%, 7/01/33	2,940	2,828,368
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.38%, 8/01/39	15,000	16,222,050
		26,437,326
Tobacco — 0.2%
Children’s Trust Fund, Refunding RB, Asset-Backed, 5.38%, 5/15/33	1,040	965,162
Transportation — 0.2%
Puerto Rico Highway & Transportation Authority, RB, Series G, 5.00%, 7/01/33	685	623,097
Utilities — 1.7%
Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A, 6.00%, 7/01/38	3,600	3,608,640

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	AUGUST 31, 2011	3

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Puerto Rico (concluded)
Utilities (concluded)
Puerto Rico Electric Power Authority, RB, Series WW, 5.50%, 7/01/38	$4,450	$4,459,656
		8,068,296
Total Municipal Bonds in Puerto Rico		38,241,206
U.S. Virgin Islands — 0.5%
Corporate — 0.3%
United States Virgin Islands, Refunding RB, Senior Secured-Hovensa Coker Project, AMT, 6.50%, 7/01/21	1,000	991,950
Virgin Islands Public Finance Authority, RB, Senior Secured, Hovensa Refinery, AMT, 6.13%, 7/01/22	500	478,230
		1,470,180
Utilities — 0.2%
Virgin Islands Water & Power Authority, RB, Series A, 5.00%, 7/01/31	1,000	952,770
Total Municipal Bonds in the U.S. Virgin Islands		2,422,950
Total Municipal Bonds – 80.5%		381,387,196

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)
Pennsylvania — 28.6%
Education — 7.9%
Pennsylvania Higher Educational Facilities Authority, RB, University of Pennsylvania Health System, 5.75%, 8/15/41	9,280	9,827,799
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Trustees of the University of Pennsylvania, Series C, 4.75%, 7/15/35	11,630	11,830,850
Pennsylvania State University, RB, 5.00%, 3/01/40	10,000	10,618,300
University of Pittsburgh Pennsylvania, RB, Capital Project, Series B, 5.00%, 9/15/28	4,448	4,881,514
		37,158,463
Health — 10.0%
Berks County Municipal Authority, Refunding RB, Reading Hospital & Medical Center Project, Series A-3, 5.50%, 11/01/31	10,000	10,592,300
Geisinger Authority, RB:
Series A, 5.13%, 6/01/34	7,460	7,692,752
Series A, 5.25%, 6/01/39	5,997	6,181,356
Series A-1, 5.13%, 6/01/41	12,570	12,894,055
Philadelphia Hospitals & Higher Education Facilities Authority, Refunding RB, Jefferson Health System, Series B, 5.00%, 5/15/40	10,000	10,062,400
		47,422,863

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)	Par (000)	Value
Pennsylvania (concluded)
Housing — 2.9%
Pennsylvania HFA, Refunding RB:
Series 105C, 5.00%, 10/01/39	$7,500	$7,617,900
Series 96-A, AMT, 4.70%, 10/01/37	6,450	6,151,429
		13,769,329
State — 4.9%
Commonwealth of Pennsylvania, GO, First Series, 5.00%, 3/15/28	10,797	11,869,121
Pennsylvania Turnpike Commission, RB, Series C of 2003 Pennsylvania Turnpike (NPFGC), 5.00%, 12/01/32	11,000	11,460,680
		23,329,801
Transportation — 2.9%
City of Philadelphia Pennsylvania, RB, Series A, AMT (AGM), 5.00%, 6/15/37	14,000	13,565,020
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 28.6%		135,245,476
Total Long-Term Investments (Cost – $498,961,057) – 109.1%		516,632,672

Short-Term Securities	Shares
BIF Pennsylvania Municipal Money Fund, 0.00% (e)(f)	21,678,140	21,678,140
Total Short-Term Securities (Cost – $21,678,140) – 4.6%		21,678,140
Total Investments (Cost - $520,639,197*) – 113.7%		538,310,812
Other Assets Less Liabilities – 0.7%		3,314,496
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (14.4)%		(68,134,209)
Net Assets – 100.0%		$473,491,099

*	The cost and unrealized appreciation (depreciation) of investments as of August 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$430,858,922
Gross unrealized appreciation	$21,239,614
Gross unrealized depreciation	(3,568,000)
Net unrealized appreciation	$17,671,614

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	AUGUST 31, 2011	4

Schedule of Investments (concluded)	BlackRock Pennsylvania Municipal Bond Fund

(a)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Depreciation
First Clearing, LLC	$2,114,831	$(11,759)

(b)	Security is collateralized by Municipal or US Treasury obligations.

(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(d)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(e)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at May 31, 2011	Net Activity	Shares Held at August 31, 2011	Income
BIF Pennsylvania Municipal Money Fund	7,821,020	13,857,120	21,678,140	—

(f)	Represents the current yield as of report date.

•	Financial futures contracts purchased as of August 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Face Value	Unrealized Appreciation
150	10-Year U.S. Treasury Note	Chicago Board of Trade	December 2011	$19,354,688	$53,337

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of August 31, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments
Long-Term Investments[1]	—	$516,632,672	—	$516,632,672
Short-Term Securities	$21,678,140	—	—	21,678,140
Total	$21,678,140	$516,632,672	—	$538,310,812

[1]	See above Schedule of Investments for values in each sector.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$53,337	—	—	$53,337

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	AUGUST 31, 2011	5

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Multi-State Municipal Series Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Multi-State Municipal Series Trust

Date: October 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Multi-State Municipal Series Trust

Date: October 25, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Multi-State Municipal Series Trust

Date: October 25, 2011